Net (loss)/income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2022
Net (loss)/income per ordinary share
Schedule of basic and diluted net (loss)/income per ordinary share

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to RLX Technology Inc.	(128,101)	2,024,713	1,441,219
Numerator for basic and diluted net (loss)/income per ordinary share	(128,101)	2,024,713	1,441,219
Denominator:
Weighted average number of ordinary shares(a)	1,436,815,570	1,401,371,494	1,319,732,802
Denominator used for net (loss)/income per ordinary share - basic	1,436,815,570	1,401,371,494	1,319,732,802
Adjustments for dilutive options and RSUs	—	8,319,385	8,411,290
Denominator for net (loss)/income per ordinary share - diluted	1,436,815,570	1,409,690,879	1,328,144,092
Net (loss)/income per ordinary share
- Basic	(0.089)	1.445	1.092
- Diluted	(0.089)	1.436	1.085
(a)	The shares repurchased by the company are excluded from the number of shares outstanding for purposes of computing basic and diluted earnings per share in accordance with ASC 260.